Credit from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2022
Credit From Banks And Others [Abstract]
Schedule of composition

As of December 31
2022	2021
$ millions	$ millions

Short-term debt
From financial institutions	313	327
Current maturities of:
Debentures	116	131
Long-term loans from financial institutions	15	56
Lease Liability	68	63
	199	250
Total Short-Term debt	512	577

Long- term debt and debentures
Long term lease liability	270	299
Loans from financial institutions	721	679
	991	978

Marketable debentures	1,329	1,517
Non-marketable debentures	191	191
	1,520	1,708
	2,511	2,686
Less – current maturities of:
Debentures	116	131
Long-term loans from financial institutions	15	56
Lease liability	68	63
	199	250

Total Long- term debt and debentures	2,312	2,436

Schedule of yearly movement in credit from banks and others

As of December 31
2022	2021
$ millions	$ millions

Balance as of January 1	2,914	2,660
Changes from financing cash flows
Additions in respect of business combination	-	171
Receipt of long-term debts	1,045	1,230
Repayment of long-term debt	(1,181)	(1,120)
Repayment of short-term credit	(21)	(58)
Interest paid	(113)	(112)
Receipt (payments) from transaction in derivatives	20	(17)
Total net financing cash flows	(250)	94

Initial recognition of lease liability	64	37
Interest expenses	148	126
Effect of changes in foreign exchange rates	(97)	(21)
Change in fair value of derivatives	67	(24)
Other changes	(33)	42

Balance as of December 31	2,813	2,914

(*) The balance includes Short-term debt, derivatives on loans and debentures, loans and debentures and interest payables.

Schedule of information on material loans and debentures

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	US Dollar	714	6.38%	May 2038	(3), (4)
Debentures - Series E	April 2016	1,569	Israeli Shekel	223	2.45%	2021- 2024 (Annual installment)	Partially repaid (1), (3)
Debentures (private offering) – 3 series	January 2014	275	US Dollar	145 46	5.16% 5.31%	January 2024 January 2026	(3), (4)
Debentures - Series G	January/May 2020	766	Israeli Shekel	208	2.40%	2022- 2034 (Annual installment)	(1), (3)
Debentures - Series D	December 2014	184	US Dollar	184	4.50%	December 2024	(3), (4)
SLL	September 2021	250	Euro	266	0.80%	September 2026	(5)
Loan - European Bank	September 2021	25	Euro	27	0.95%	June 2025
Loan-Israeli institutions	November 2013	300	Israeli Shekel	40	4.74%	2015-2024 (Annual installment)	Partially repaid

Schedule of credit facilities

Issuer	Group of international banks	European bank
Date of the credit facility	March 2015	December 2016
Date of credit facility termination	March 2025	May 2024
The amount of the credit facility	USD 1,100 million (1)	USD 30 million
Credit facility has been utilized	Euro 330 million	USD 30 million
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	Libor + 0.80%
Loan currency type	USD and Euro loans	USD loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.21%	-

(1)

In July 2022, the long-term credit facility decreased by $100 million following an agreement on early termination with one of the banks, a few months prior to the official termination date. The updated total credit facility is $1,100 million. most banks signed on to continue the credit facility agreement, and from March 2023 to March 2025, the total credit facility will amount to $1,000 million.

Schedule of restrictions on the group relating to the receipt of credit
Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio December 31, 2022

Total shareholder’s equity	Equity greater than $2,000 million	$5,464 million
Ratio of EBITDA to the net interest expenses	Equal to or greater than 3.5	39.79
Ratio of the net financial debt to EBITDA	Less than 3.5	0.53
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	2.69%

(1)

The examination of compliance with the financial covenants is based on the Company’s consolidated financial statements. As of December 31, 2022, the Company complies with all of its financial covenants.